Accounts receivable	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Accounts receivable
8	Accounts receivable
Amounts receivable from customers relate to management, performance fees, reimbursement of expenses from investment funds, and financial advisory services. The Group has not recorded write-offs or allowances for uncollectible accounts receivable for the years presented in these consolidated financial statements.

	2021	2020
Current (a)	97,119	24,022
Non-current (b)	10,996	21,993

Accounts receivable	108,115	46,015

(a)
An amount of US$ 33.5
million reflected under current balances is related to performance fees receivable determined in accordance with the investment funds offering documents, based on the expected value for which it is highly probable that a significant reversal will not subsequently occur. In addition, management fees of
 US$ 13 million from current year and US$ 22
million from prior years are related to management fees from PBPE Fund IV
 (Ontario), L.P. (“PBPE Fund IV”),
which are due by December 31, 2022 noting that the receipt date was renegotiated based on the estimated date of realization of PBPE Fund IV’s investments

(b)
The
non-current
balance is equal to management fees receivable of US$ 11 million from PBPE Fund IV in a single installment on December 31, 2023. No interest is charged and the impact of the adjustment to amortized cost using the effective interest rate method at the date of initial recognition is not material.